Shareholder Fees	Jan. 29, 2026
Sprott Gold Equity Fund Investor Class [Member] | Sprott Gold Equity Fund | Sprott Gold Equity Fund Investor Class
Prospectus [Line Items]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)